Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,629,830
Previously Paid Amount	0.00
Total Fee Amount	1,191.78
Total Offset Amount	0.00
Net Fee	1,191.78
Narrative - Max Aggregate Offering Price	$ 8,629,830
Final Prospectus	true